FIFTH THIRD FUNDS

     Supplement dated April 30, 2003 to the Stock and Bond and Money Market
         Mutual Funds and Asset Allocation Funds Class A, B and C Shares
                       Prospectus dated November 30, 2002.

STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote 1 to the "Average Annual Total Returns" table appearing on page 21 is replaced in its entirety with the following:

         The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

                                                                 SUP-RAIALL 5/03

LIFEMODEL(SM) FUNDS.

      1. ADDITIONAL UNDERLYING FUND.

      Effective on or about April 1, 2003, each LifeModelSM Fund invests its assets in an additional underlying mutual fund, the Fifth Third Small Cap Value Fund, within the following ranges:


                              FUND NAME                                PERCENTAGE OF FUND HOLDINGS


            Fifth Third LifeModel Aggressive FundSM                               0-50%
            Fifth Third LifeModel Moderately Aggressive FundSM                    0-40%
            Fifth Third LifeModel Moderate FundSM                                 0-30%
            Fifth Third LifeModel Moderately Conservative FundSM                  0-25%
            Fifth Third LifeModel Conservative FundSM                             0-15%


      The following is a brief description of the principal investment policies of the Fifth Third Small Cap Value Fund (Small Cap Value Fund) as well as additional information about its investments.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Chartwell Investment Partners (Subadvisor) attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Small Cap Value Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Factors considered in determining when to sell securities from the portfolio include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change in factors that were part of the original buy decision.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Small Cap Value Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Small Cap Value Fund to achieve its investment objective.

NON-FUNDAMENTAL POLICY This policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowing for investment purposes. The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

INVESTMENT PRACTICES The Fund invests in the following types of instruments. See the prospectus for a complete description of the instruments and the risks involved.



American Depositary Receipts (ADRs)         Money Market Instruments
Bankers' Acceptances                        Repurchase Agreements
Bonds Restricted Securities
Call and Put Options                        Reverse Repurchase Agreement
Certificates of Deposit                     Securities Lending
Commercial Paper                            Short-Term Trading
Common Stock                                Small and Micro Cap Equities
Convertible Securities                      Stock-Index Options
Derivatives                                 Time Deposits
Forward Commitments                         U.S. Government Agency Securities
Futures and Related Options                 U.S. Treasury Obligations
Index-Based Securities                      Warrants
Illiquid Securities                         When-Issued and Delayed Delivery Transactions
Investment Company Securities               Yankee Bonds and Similar Debt Obligations
Investment Grade Bonds


      2. SHAREHOLDER FEES AND FUND EXPENSES.

      The LifeModel(SM) Funds' fee and expense tables are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES
FEE TABLES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                                         ASSET ALLOCATION FUNDS -- FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS FEES                                                             FIFTH THIRD
                                               FIFTH THIRD                     LIFEMODEL                     FIFTH THIRD
                                                LIFEMODEL                      MODERATELY                     LIFEMODEL
                                            AGGRESSIVE FUND(SM)            AGGRESSIVE FUND(SM)            MODERATE FUND(SM)
----------------------------------------------------------------------------------------------------------------------------------
                                         A         B          C           A         B         C           A         B        C
----------------------------------------------------------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON PURCHASES                5.00%      None       None        5.00%     None      None        5.00%     None      None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS     None       None       None        None      None      None        None      None      None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD            None       5.00%1     1.00%2      None      5.00%1    1.00%2      None      5.00%1    1.00%2
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                        0.15%      0.15%      0.15%       0.15%      0.15%    0.15%       0.15%     0.15%     0.15%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES      0.25%      1.00%      0.75%       0.25%      1.00%    0.75%       0.25%     1.00%     0.75%
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES3                        0.92%      0.92%      1.17%       0.92%      0.92%    1.17%       0.92%     0.92%     1.17%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES   1.32%      2.07%      2.07%       1.32%      2.07%    2.07%       1.32%     2.07%     2.07%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
REIMBURSEMENTS(4)                      0.99%      0.99%      0.99%       0.99%      0.99%    0.99%       0.99%     0.99%     0.99%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES5                          0.33%      1.08%      1.08%       0.33%      1.08%    1.08%       0.33%     1.08%     1.08%
----------------------------------------------------------------------------------------------------------------------------------


                                           ASSET ALLOCATION FUNDS -- FEE TABLE
------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS FEES
                                                               FIFTH THIRD                    FIFTH THIRD
                                                           LIFEMODEL MODERATELY                LIFEMODEL
                                                           CONSERVATIVE FUND(SM)          CONSERVATIVE FUND(SM)
------------------------------------------------------------------------------------------------------------------
                                                           A         B         C          A        B         C
------------------------------------------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON PURCHASES                                  5.00%      None      None       5.00%    None      None
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                       None       None      None       None     None      None
------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                              None       5.00%1    1.00%2     None     5.00%1    1.00%2
------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.15%      0.15%     0.15%      0.15%    0.15%     0.15%
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                        0.25%      1.00%     0.75%      0.25%    1.00%     0.75%
------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES3                                          0.92%      0.92%     1.17%      0.92%    0.92%     1.17%
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.32%      2.07%     2.07%      1.32%    2.07%     2.07%
------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
REIMBURSEMENTS(4)                                        0.99%      0.99%     0.99%      0.99%    0.99%     0.99%
------------------------------------------------------------------------------------------------------------------
NET EXPENSES5                                            0.33%      1.08%     1.08%      0.33%    1.08%     1.08%
------------------------------------------------------------------------------------------------------------------


1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

3    Other expenses are based on estimated amounts for the current fiscal year.

4 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund, and the Conservative Fund to: 0.33% for Class A shares, 1.08% for Class B shares, and 1.08% for Class C shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

5 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the Aggressive Fund are 1.19% for Class A, Class B, and Class C shares; of the Moderately Aggressive Fund are 1.10% for Class A, Class B, and Class C shares; of the Moderate Fund are 1.00% for the Class A, Class B and Class C shares; of the Moderately Conservative Fund are 0.90% for the Class A, Class B, and Class C shares; and of the Conservative Fund are 0.81% for the Class A, Class B, and Class C shares.


LIFEMODEL(SM) FUNDS.

The LifeModel(SM) Funds' Expense Examples are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES

EXPENSE EXAMPLES


ASSET ALLOCATION FUNDS   FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)                       1 YEAR         3 YEARS
                         CLASS A SHARES                                                    $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                               $610           $853
                         Assuming no Redemption                                            $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                               $210           $553
                         Assuming no Redemption                                            $110           $553

                         FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)            1 YEAR         3 YEARS
                         CLASS A SHARES                                                    $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                               $610           $853
                         Assuming no Redemption                                            $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                               $210           $553
                         Assuming no Redemption                                            $110           $553

                         FIFTH THIRD LIFEMODEL MODERATE FUND(SM)                         1 YEAR         3 YEARS
                         CLASS A SHARES                                                    $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                               $610           $853
                         Assuming no Redemption                                            $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                               $210           $553
                         Assuming no Redemption                                            $110           $553

                         FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)          1 YEAR        3 YEARS
                         CLASS A SHARES                                                    $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                               $610           $853
                         Assuming no Redemption                                            $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                               $210           $553
                         Assuming no Redemption                                            $110           $553

                         FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)                     1 YEAR        3 YEARS
                         CLASS A SHARES                                                    $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                               $610           $853
                         Assuming no Redemption                                            $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                               $210           $553
                         Assuming no Redemption                                            $110           $553


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

1.   INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

     In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

          When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

     The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

     MiCRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.*

     MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.**

     STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

     BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

     INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

     U.S. GOVERNMENT BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

-------------------

* Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

*** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated April 30, 2003
   to the Stock and Bond Mutual Funds and Asset Allocation Funds Institutional
                   Shares Prospectus dated November 30, 2002.


STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote 1, paragraph 2 to the "Average Annual Total Returns" table appearing on page 21 is replaced in its entirety with the following:

     The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

LIFEMODEL(SM) FUNDS.

      1. ADDITIONAL UNDERLYING FUND

      Effective on or about April 1, 2003, each LifeModelSM Fund invests its assets in an additional underlying mutual fund, the Fifth Third Small Cap Value Fund, within the following ranges:


                        FUND NAME                                PERCENTAGE OF FUND HOLDINGS


      Fifth Third LifeModel Aggressive Fund                                 0-50%
      Fifth Third LifeModel Moderately Aggressive Fund                      0-40%
      Fifth Third LifeModel Moderate Fund                                   0-30%
      Fifth Third LifeModel Moderately Conservative Fund                    0-25%
      Fifth Third LifeModel Conservative Fund                               0-15%


      The following is a brief description of the principal investment policies of the Fifth Third Small Cap Value Fund (Small Cap Value Fund) as well as additional information about its investments.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Chartwell Investment Partners (Subadvisor) attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Small Cap Value Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Factors considered in determining when to sell securities from the portfolio include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change in factors that were part of the original buy decision.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Small Cap Value Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Small Cap Value Fund to achieve its investment objective.

NON-FUNDAMENTAL POLICY This policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowing for investment purposes. The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

INVESTMENT PRACTICES The Fund invests in the following types of instruments. See the prospectus for a complete description of the instruments and the risks involved.



American Depositary Receipts (ADRs)                        Money Market Instruments
Bankers' Acceptances                                       Repurchase Agreements
Bonds                                                      Restricted Securities
Call and Put Options                                       Reverse Repurchase Agreement
Certificates of Deposit                                    Securities Lending
Commercial Paper                                           Short-Term Trading
Common Stock                                               Small and Micro Cap Equities
Convertible Securities                                     Stock-Index Options
Derivatives                                                Time Deposits
Forward Commitments                                        U.S. Government Agency Securities
Futures and Related Options                                U.S. Treasury Obligations
Index-Based Securities                                     Warrants
Illiquid Securities                                        When-Issued and Delayed Delivery Transactions
Investment Company Securities                              Yankee Bonds and Similar Debt Obligations
Investment Grade Bonds


      2. SHAREHOLDER FEES AND FUND EXPENSES.

      The LifeModel(SM) Funds' fee and expense tables are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                                                    ASSET ALLOCATION FUNDS -- FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS FEES                                                              FIFTH THIRD               FIFTH THIRD
                                                               FIFTH THIRD     LIFEMODEL     FIFTH THIRD LIFEMODEL      FIFTH THIRD
                                                                LIFEMODEL      MODERATELY    LIFEMODEL   MODERATELY     LIFEMODEL
                                                                AGGRESSIVE     AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                                                 FUNDS(SM)      FUND(SM)     FUND(SM)    FUND(SM)       FUND(SM)
------------------------------------------------------------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   None          None          None        None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS        None          None          None        None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                        None          None          None        None           None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                    0.15%         0.15%         0.15%       0.15%          0.15%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                  None          None          None        None           None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                    0.92%         0.92%         0.92%       0.92%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.07%         1.07%         1.07%       1.07%          1.07%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSES2                                        0.99%         0.99%         0.99%       0.99%          0.99%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES3                                                      0.08%         0.08%         0.08%       0.08%          0.08%
------------------------------------------------------------------------------------------------------------------------------------


1    Other expenses are based on estimated amounts for the current fiscal year.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund and the Conservative Fund to 0.08% for Institutional shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

3 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the Aggressive Fund are 1.19%, of the Moderately Aggressive Fund are 1.10%, of the Moderate Fund are 1.00%, of the Moderately Conservative Fund are 0.90% and of the Conservative Fund are 0.81% for Institutional shares.

LIFEMODEL(SM) FUNDS

LifeModel(SM) Funds' Expense Examples are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES

EXPENSE EXAMPLES



ASSET ALLOCATION FUNDS   FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM                1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM     1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATE FUNDSM                    1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM       1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM                   1 YEAR        3 YEARS
                         Institutional Shares                                       $8             $26



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

     1.   INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

     In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

               When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fundtotal assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

     2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

     The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

     MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.*

     MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.**

     STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

     BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

     INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

     U.S. GOVERNMENT BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***

------------------

* Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

*** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated April 30, 2003
   the Stock and Bond and Money Market Mutual Funds Advisor Shares Prospectus
                            dated November 30, 2002.


STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

     1.   INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

          In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

               When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

     2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

          The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.

Information regarding current portfolio managers appears below:

     Micro Cap Value Fund: The co-portfolio managers are Denis J. Amato and Michael M. Hays.*

     Multi Cap Value Fund: The co-portfolio managers are Denis J. Amato and Peter M. Klein.**

     Strategic Income Fund: The co-portfolio managers are John B. Schmitz and David L. Withrow.

     Bond Fund: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.***


-------------

* Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

*** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 30, 2003
          TO THE SMALL CAP VALUE FUND INSTITUTIONAL SHARES PROSPECTUS,
             THE SMALL CAP VALUE FUND ADVISOR SHARES PROSPECTUS, AND
          THE SMALL CAP VALUE FUND CLASS A, B AND C SHARES PROSPECTUS,
                          EACH DATED FEBRUARY 28, 2003.

SMALL CAP VALUE FUND.

1. The second paragraph of "Principal Investment Strategies" is replaced by the following:

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Subadvisor attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

2. The last paragraph under "Principal Investment Risks" is added as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SUP-SV-ALL 5/03

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 30, 2003
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2003.

STRATEGIC INCOME FUND.

1. The Fifth Third Strategic Income Fund now may invest in custody receipts. As a result, revised information pertaining to custody receipts appears below.

CUSTODY RECEIPTS. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote * to the "Average Annual Total Returns" table appearing in the Combined Statement of Additional Information on page 90 regarding Institutional shares, page 94 regarding Class A shares, page 97 regarding Class B shares and page 101 regarding Class C shares is replaced in its entirety with the following:

         The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Quality Growth Fund, Balanced Fund, Mid Cap Growth Fund and U.S. Government Bond Fund's commencement of operations on November 20, 1992; the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997; and the Ohio Municipal Bond Fund's commencement of operations on May 27, 1993. The actual performance without these accounts would be as follows.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


                                                                  SAI SUPPLEMENT